Accounts Payable and Accrued Liabilities - Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 14,831	$ 9,510
Accrued liabilities	2,429	3,426
Accrued employee payroll and benefits	6,066	4,341
Accrued other tax liabilities	747	2,642
Accounts payable and accrued liabilities (Note 12, 8a)	$ 24,073	$ 19,919